Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes Recoverable [Abstract]
Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	R$ 76,420	R$ 73,029
IRPJandCSSLrecoverable	317	8,315
Tax on the Circulation of Goods and Services ("ICMS")	53,018	19,940
Withholding income tax	114,454	121,216
Allowance for withheld taxes losses	(4,972)	(3,875)
Others	850	808
Taxes recoverable	240,087	219,433
Current tax assets, current	203,951	219,433
Current tax assets, non-current	R$ 36,136	R$ 0